FINANCIAL INSTRUMENTS - Company's financial instruments according to the fair value hierarchy (Details) - Recurring fair value measurement - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments
SECURED NOTES
Financial assets	$ 926,019	$ 3,596,592
Financial assets fair value	926,019	3,596,592
Secured notes
SECURED NOTES
Financial assets	2,817,554	2,454,300
Financial assets fair value	2,817,554	2,454,300
Level 1 | Investments
SECURED NOTES
Financial assets fair value	779,019	3,408,092
Level 2 | Investments
SECURED NOTES
Financial assets fair value	147,000	188,500
Level 2 | Secured notes
SECURED NOTES
Financial assets fair value	$ 2,817,554	$ 2,454,300